MALIZIA SPIDI & FISCH, PC
                                ATTORNEYS AT LAW

1100 NEW YORK AVENUE, N.W.                            1900 SOUTH ATHERTON STREET
SUITE 340 WEST                                                         SUITE 101
WASHINGTON, D.C.  20005                                 STATE COLLEGE, PA  16801
(202) 434-4660                                                    (814) 272-3502
FACSIMILE: (202) 434-4661                             FACSIMILE:  (814) 272-3514

JOHN J. SPIDI                                        WRITER'S DIRECT DIAL NUMBER
SPIDI@MALIZIALAW.COM                                              (202) 434-4670

VIA EDGAR
---------

April 1, 2005

Mr. William C-L Friar
Senior Financial Analyst
Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, DC  20549

     Re:  Parke Bancorp, Inc.
          Amendment No. 2 to the Registration Statement on Form S-4 File No. 333-122406
          ---------------------------------------------------------

Dear Mr. Friar:

     Transmitted with this letter for filing, on behalf of Parke Bancorp, Inc. (the "Company"), is pre-effective Amendment No. 2 to the Registration Statement on Form S-4. This filing is marked to show changes made since the filing of Amendment No. 1 to the Registration Statement. Page numbers refer to the pages in the marked copy of the prospectus being delivered to you.

     On behalf of the Company, we hereby submit the following responses to your comment letter dated March 30, 2005, with respect to the above-referenced filing. We have keyed our responses to the captions and paragraph numbering used in your comment letter and, for your ease of reference, we have set forth each of the staff's comments, followed by the response of the Company.

Preservation of Nasdaq Listing, page 8
--------------------------------------

1. Comment: Please disclose in the second paragraph when this new rule was adopted.

     Response: We have added the requested disclosure to page 8.

MALIZIA SPIDI & FISCH, PC

Mr. William C-L Friar
Senior Financial Analyst
April 1, 2005
Page 2

2. Comment: We note your response to our prior comment number 13. We note on page 8, in the second sentence of the last partial paragraph, that "all" of the bank directors in January 2002 were involved. On page 53 you disclose that Mr. Dalton has been a director of the bank since 2001 and that Mr. Pennoni has been a director of the bank since 1998. Reconcile this information with the apparently conflicting information in the first full paragraph on page 9 that two of the three directors are independent.

     Response: We have corrected the statement on page 8 to state that the principals of the limited liability company were all of the then current directors of the Bank excluding Mr. Dalton.

3. Comment: We reiterate our prior comment number 17. Here or elsewhere, as appropriate, please briefly disclose why the company is planning to fill the nine positions by resolution. We note the new related disclosure on page 9 in the first full paragraph. It does not appear that you are required to fill the positions by resolution.

     Response: Please see the revised disclosure on page 9.

Operating Results for the Years Ended December 31, 2004 and 2003 - page 23
--------------------------------------------------------------------------

Non-Interest Income - page 26
-----------------------------

4. Comment: We note that other fee income increased due to increased loan fees. Please revise to disclose the nature of the loans fees recorded in other income.

     Response: We have added to page 25 a description of the loan fees that are included in other fee income.

Draft Consolidated Financial Statements
---------------------------------------

5. Comment: Please note that it is not our policy to comment on draft financial statements. The requirements of Form S-4 set forth the requirements for the financial statements to be included in the document. We may have further comments on your audited financial statements when they are filed.

     Response: Final audited financial statements are included with this filing.

MALIZIA SPIDI & FISCH, PC

Mr. William C-L Friar
Senior Financial Analyst
April 1, 2005
Page 3

Consolidated Statements of Shareholders' Equity - page F-5
----------------------------------------------------------

6. Comment: Please revise the line itemed "Net proceeds from issuance of common stock" to be more specific regarding the nature of the issuance. Make a similar revision to the corresponding line item in the Consolidated Statements of Cash Flows.

     Response: The line item noted in the Statement of Shareholders' Equity has been revised to "Stock options and warrants exercised." The corresponding line item noted in the Statements of Cash Flows has been revised to "Proceeds from exercise of stock options and warrants."

Note 3.  Investment Securities - page F-13
------------------------------------------

7. Comment: Please revise this footnote to conform to your revisions related to prior comment 24.

     Response: The wording in Note 3 regarding investments (U.S. Government sponsored entities) has been revised as requested.

Note 8.  Bank-Owned Life Insurance - page F-18
----------------------------------------------

8. Comment: Refer to prior comment 30. Please revise to clarify that the $2 million recorded in other assets represents the cash surrender value of the life insurances or cite the GAAP literature on which you relied in determining the amount to record. Refer to FASB Technical Bulletin 85-4.

     Response: Note 8 has been clarified to indicate that the amounts are recorded at "cash surrender value."

Exhibits
--------

9. Comment: We note your response to our prior comment 34. Note Item 438 of Regulation C. We reiterate that the nine directors to be appointed to the registrant's board are known, have been named and barring unforeseen events there is no uncertainty as to their appointment. Please provide these consents for the nine bank directors to be moved to the registrant's board.

MALIZIA SPIDI & FISCH, PC

Mr. William C-L Friar
Senior Financial Analyst
April 1, 2005
Page 4

     Response: Please see the consent filed as Exhibit 99.2 to the amended Registration Statement.

Exhibit 8
---------

10.  Comment:  As  previously  requested by prior  comment 20,  revise the first sentence to indicate that the material federal tax consequences are addressed. Also, revise the first sentence at Representations of
     Management, page 5 to indicate that the representations relied upon are factual representations and to delete the portion of the sentence beginning "regarding its treatment..." It is inappropriate for the firm opining to rely upon legal conclusions of the company.

     Response: The opinion has been revised as requested.

General Accounting
------------------

11. Comment: In the cover letter to your next pre-effective amendment, please note any changes in the consolidated financial statements from the draft version included in this amendment.

     Response: The changes to the financial statements are limited to (i) the changes noted above in response to comments 6, 7 and 8, (ii) the addition of new Note 12. Retirement Plans, (iii) a statement regarding segment reporting added to the end of Note 1 and (iv) a correction to the amount of rent expense disclosed at the end of Note 7.

     Thank  you  for  your  prompt  review  and  issuance  of  comments  on  the
Registration Statement. At your earliest convenience, please advise the undersigned or Tiffany Hasselman, Esq. of this office at (202) 434-8389 if you have any additional comments on the Registration Statement or if you require any additional information.

                                        Sincerely,


                                        /s/ John J. Spidi
                                        John J. Spidi

Enclosure
cc: Mr. Vito S. Pantilione, President and Chief Executive Officer Mr. James M. Boligitz, McGladrey & Pullen, LLP
     Tiffany A. Hasselman, Esq.